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                            HOTCHKIS AND WILEY FUNDS
                             725 S. Figueroa Street
                                   Suite 4000
                       Los Angeles, California 90017-5400












                                 August 27, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:  HOTCHKIS AND WILEY FUNDS

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 29 and (ii) that the text of Post-Effective Amendment No. 29 was filed electronically on August 20, 1999, and became effective on August 27, 1999.



                                                     HOTCHKIS AND WILEY FUNDS

                                                     By:   /s/ Turner Swan
                                                        ------------------------
                                                        Secretary